UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21050

Name of Fund:  BlackRock New Jersey Municipal Bond Trust (BLJ)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock New Jersey Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 05/31/2014

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2014 (Unaudited)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 133.0%
Corporate — 14.5%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (a)(b)	$560	$38,847
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A:
AMT, 5.00%, 12/01/23 (c)	395	439,552
4.88%, 6/01/29	750	804,675
New Jersey EDA, RB:
5.00%, 9/01/16 (d)	230	253,791
5.00%, 9/01/36	50	53,428
(AGC), 5.50%, 12/15/18 (d)	645	773,542
(AGC), 5.50%, 12/15/34	355	404,622
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	1,550	1,649,681
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	500	547,030
Series B, 5.60%, 11/01/34	395	436,064

		5,401,232
County/City/Special District/School District — 17.2%
City of Margate New Jersey, GO, Refunding, Improvement:
5.00%, 1/15/27	230	256,533
5.00%, 1/15/28	110	121,802
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	400	502,596
5.50%, 10/01/29	790	990,194
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	800	860,216
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	280	311,690
County of Union New Jersey Utilities Authority, Refunding RB, Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	685	748,178

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	$2,250	$2,633,287

		6,424,496
Education — 27.5%
New Jersey EDA, RB, The Team Academy Charter School Project, 6.00%, 10/01/33	455	489,630
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/32	635	706,590
Montclair State University, Series J, 5.25%, 7/01/38	180	200,558
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	1,010	1,114,767
Georgian Court University, Series D, 5.00%, 7/01/33	150	153,872
Kean University, Series A, 5.50%, 9/01/36	700	795,963
Montclaire State University, Series A, 5.00%, 7/01/44	1,600	1,780,848
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	210	230,870
Ramapo College, Series B, 5.00%, 7/01/42	85	92,103
Seton Hall University, Series D, 5.00%, 7/01/38	105	114,982
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (d)	450	587,128
New Jersey Higher Education Student Assistance Authority, RB, Student Loan, Series 1A, AMT, 5.00%, 12/01/22	915	1,046,028
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	640	718,586
Series 1A, 5.00%, 12/01/25	140	147,015
Series 1A, 5.00%, 12/01/26	110	115,512
Series 1A, 5.25%, 12/01/32	300	325,134
Student Loan, Series 1A, 5.13%, 12/01/27	255	268,979

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2014	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Institute of Technology, RB, Series A, 5.00%, 7/01/42	$250	$271,980
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	985	1,094,946

		10,255,491
Health — 13.8%
New Jersey EDA, RB, 1st Mortgage, Lions Gate Project, Series A:
5.75%, 1/01/25	150	150,600
5.88%, 1/01/37	265	265,252
New Jersey EDA, Refunding RB:
1st Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,000	1,004,450
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	470	479,202
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	240	253,027
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	230	256,986
Virtua Health, Series A (AGC), 5.50%, 7/01/38	400	432,704
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	610	712,035
Meridian Health System Obligated Group, 5.00%, 7/01/26	305	340,843
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	500	516,000
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	180	198,238
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	505	552,576

		5,161,913
Housing — 3.5%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	370	388,911

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Housing (concluded)
New Jersey Housing & Mortgage Finance Agency, RB (concluded):
S/F Housing, Series AA, 6.38%, 10/01/28	$425	$442,824
S/F Housing, Series AA, 6.50%, 10/01/38	130	133,900
S/F Housing, Series CC, 5.00%, 10/01/34	310	326,418

		1,292,053
State — 24.9%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 0.00%, 11/01/27 (e)	4,000	2,625,080
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	500	596,835
School Facilities Construction, Series CC-2, 5.00%, 12/15/31	500	547,930
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/28	255	276,397
Cigarette Tax, 5.00%, 6/15/29	500	538,360
Cigarette Tax (AGM), 5.00%, 6/15/22	750	864,780
School Facilities Construction, Series AA, 5.50%, 12/15/29	500	556,840
School Facilities Construction, Series GG, 5.25%, 9/01/27	1,345	1,530,435
School Facilities Construction, Series NN, 5.00%, 3/01/29	875	975,266
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	500	528,910
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	200	220,514

		9,261,347
Transportation — 30.8%
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	250	266,778
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,060	1,132,303

2	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2014

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/38	$1,000	$1,090,110
Series E, 5.25%, 1/01/40	370	410,101
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (e)	1,250	529,187
Transportation Program, Series AA, 5.25%, 6/15/33	955	1,077,250
Transportation Program, Series AA, 5.50%, 6/15/39	425	483,327
Transportation System, 6.00%, 12/15/38	325	384,033
Transportation System, Series A, 6.00%, 6/15/35	1,275	1,539,231
Transportation System, Series A, 5.88%, 12/15/38	555	649,361
Transportation System, Series A, 5.50%, 6/15/41	830	926,761
Transportation System, Series A (AGC), 5.63%, 12/15/28	200	235,282
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	450	501,084
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	525	586,855
166th Series, 5.25%, 7/15/36	500	564,235
172nd Series, AMT, 5.00%, 10/01/34	1,000	1,086,970

		11,462,868
Utility — 0.8%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/33 (e)	650	282,808
Total Municipal Bonds in New Jersey		49,542,208

Multi-State — 5.5%
Housing — 5.5%
Centerline Equity Issuer Trust, Series B-2, 7.20%, 11/15/14 (f)(g)	2,000	2,049,720
Total Municipal Bonds — 138.5%		51,591,928
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
New Jersey — 22.2%
County/City/Special District/School District — 5.2%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	$1,780	$1,932,599
Education — 2.9%
Rutgers - The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	990	1,101,230
State — 3.2%
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/34	329	388,812
6.00%, 12/15/34	671	792,873

		1,181,685
Transportation — 10.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	600	663,072
Series B, 5.25%, 6/15/36 (i)	1,000	1,101,391
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	1,500	1,617,180
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	630	680,586

		4,062,229
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 22.2%		8,277,743
Total Long-Term Investments (Cost — $55,503,728) — 160.7%		59,869,671

Short-Term Securities — 0.9%	Shares
BIF New Jersey Municipal Money Fund, 0.00% (j)(k)	339,228	339,228
Total Short-Term Securities (Cost — $339,228) — 0.9%		339,228

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2014	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $55,842,956*) — 161.6%	$60,208,899
Other Assets Less Liabilities — 0.7%	277,897
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.1%)	(4,520,731)
VRDP Shares, at Liquidation Value — (50.2%)	(18,700,000)

Net Assets Applicable to Common Shares — 100.0%	$37,266,065
* As of May 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$51,388,349

Gross unrealized appreciation	$4,910,582
Gross unrealized depreciation	(609,550)

Net unrealized appreciation	$4,301,032

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley & Co. LLC	$439,552	$4,827

(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Zero-coupon bond.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(h)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(i)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on June 15, 2019 is $777,216.

(j)	Represents the current yield as of report date.

(k)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at May 31, 2014	Income
BIF New Jersey Municipal Money Fund	630,435	(291,207)	339,228	$1

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds

4	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2014

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of May 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(43)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$5,397,172	$(20,552)

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2014:

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2014	5

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Trust (BLJ)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$59,869,671	—	$59,869,671
Short-Term Securities	$339,228	—	—	339,228

Total	$339,228	$59,869,671	—	$60,208,899

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(20,552)	—	—	$(20,552)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$57,000	—	—	$57,000
Liabilities:
TOB trust certificates	—	$(4,519,518)	—	(4,519,518)
VRDP Shares	—	(18,700,000)	—	(18,700,000)

Total	$57,000	$(23,219,518)	—	$(23,162,518)

There were no transfers between levels during the period ended May 31, 2014.

6	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

  Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date: July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date: July 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Bond Trust

Date: July 23, 2014